UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2015

QS BATTERYMARCH

U.S. LARGE CAP

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 26, 2015

II	QS Batterymarch U.S. Large Cap Equity Fund

Investment commentary

Economic review

The U.S. economy expanded moderately during the six months ended May 31, 2015 (the “reporting period”). While the U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was a strong 5.0%, fourth quarter 2014 GDP growth slowed to a more modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. In addition, the U.S. Department of Commerce reported that first quarter 2015 GDP growth was -0.2%. This downturn was attributed to a number of factors, including a deceleration in personal consumption expenditures, along with negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 55.1 in December 2014, the PMI generally decelerated over much of the reporting period and the PMI was 52.8 in May 2015.

The labor market was a moderate tailwind for the economy during the reporting period. When the period began, unemployment was 5.6%, as reported by the U.S. Department of Labor. By May 2015, unemployment was 5.5%, close to its lowest level since May 2008.

QS Batterymarch U.S. Large Cap Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that concluded on June 17, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market gained modestly over the six months ended May 31, 2015. After treading water in December 2014, the market fell sharply in January 2015. This setback was triggered by concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market posted positive returns in April and May. All told, for the six months ended May 31, 2015, the S&P 500 Indexv gained 2.97%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 6.94% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 3.41% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 4.74%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 5.15% and 2.14%, respectively, during the six months ended May 31, 2015.

Performance review

For the six months ended May 31, 2015, Class IS shares of QS Batterymarch U.S. Large Cap Equity Fund returned 2.80%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 3.41% for the same period. The Lipper Large-Cap Core Funds Category Average1 returned 2.57% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 867 funds in the Fund’s Lipper category.

IV	QS Batterymarch U.S. Large Cap Equity Fund

Performance Snapshot as of May 31, 2015 (unaudited)
6 months
QS Batterymarch U.S. Large Cap Equity Fund:
Class FI	2.63%
Class IS	2.80%
Russell 1000 Index	3.41%
Lipper Large-Cap Core Funds Category Average[1]	2.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class I shares for the six-month period is not shown because the inception date for this share class was May 1, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2015, the gross total annual operating expense ratios for Class FI and Class IS shares were 1.43% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.05% for Class FI shares and 0.80% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 867 funds in the Fund’s Lipper category.

QS Batterymarch U.S. Large Cap Equity Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 26, 2015

RISKS: Common stocks are subject to market fluctuations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS Batterymarch U.S. Large Cap Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS Batterymarch U.S. Large Cap Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2015 and November 30, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2014 and held for the six months ended May 31, 2015, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	2.63%	$1,000.00	$1,026.30	1.05%	$5.30	[3]	Class FI	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class I4	0.46	1,000.00	1,004.60	0.79	0.61	[5]	Class I	5.00	1,000.00	1,020.99	0.79	3.98
Class IS	2.80	1,000.00	1,028.00	0.79	3.99	[3]	Class IS	5.00	1,000.00	1,020.99	0.79	3.98

2	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

[1]	For the six months ended May 31, 2015, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

[4]	For the period May 1, 2015 (re-inception date) to May 31, 2015.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (28), then divided by 365.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2015

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 97.2%
Consumer Discretionary — 15.9%
Auto Components — 1.2%
Delphi Automotive PLC	41,300	$3,592,274
Gentex Corp.	193,400	3,322,612
Johnson Controls Inc.	80,124	4,168,050
Total Auto Components		11,082,936
Household Durables — 0.6%
Lennar Corp., Class A Shares	61,317	2,859,212
Tempur Sealy International Inc.	40,201	2,395,577	*
Total Household Durables		5,254,789
Internet & Catalog Retail — 0.8%
Amazon.com Inc.	15,613	6,701,568	*
Leisure Products — 0.3%
Hasbro Inc.	39,976	2,883,469
Media — 5.7%
CBS Corp., Class B Shares	115,600	7,134,832
Comcast Corp., Class A Shares	153,490	8,973,025
DIRECTV	59,700	5,435,088	*
DISH Network Corp., Class A Shares	21,366	1,512,499	*
Time Warner Cable Inc.	29,502	5,336,617
Time Warner Inc.	81,145	6,855,130
Viacom Inc., Class B Shares	75,393	5,042,284
Walt Disney Co.	103,060	11,374,732
Total Media		51,664,207
Multiline Retail — 0.7%
Kohl’s Corp.	55,726	3,649,496
Macy’s Inc.	41,915	2,806,209
Total Multiline Retail		6,455,705
Specialty Retail — 4.4%
Foot Locker Inc.	71,416	4,513,491
Gap Inc.	154,849	5,935,362
Home Depot Inc.	111,014	12,369,180
Lowe’s Cos. Inc.	97,150	6,798,557
TJX Cos. Inc.	69,507	4,474,861
Tractor Supply Co.	21,821	1,901,482
Williams-Sonoma Inc.	39,577	3,111,148
Total Specialty Retail		39,104,081

See Notes to Financial Statements.

4	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands Inc.	163,977	$5,224,307
NIKE Inc., Class B Shares	78,021	7,932,395
PVH Corp.	38,554	4,034,291
V.F. Corp.	36,400	2,563,652
Total Textiles, Apparel & Luxury Goods		19,754,645
Total Consumer Discretionary		142,901,400
Consumer Staples — 8.5%
Beverages — 2.2%
Coca-Cola Co.	140,800	5,767,168
Monster Beverage Corp.	27,266	3,470,416	*
PepsiCo Inc.	109,813	10,589,268
Total Beverages		19,826,852
Food & Staples Retailing — 2.7%
CVS Health Corp.	105,671	10,818,597
Kroger Co.	82,381	5,997,337
Wal-Mart Stores Inc.	32,790	2,435,313
Walgreens Boots Alliance Inc.	64,081	5,500,713
Total Food & Staples Retailing		24,751,960
Food Products — 1.1%
Archer-Daniels-Midland Co.	118,622	6,269,173
Tyson Foods Inc., Class A Shares	96,894	4,113,150
Total Food Products		10,382,323
Household Products — 1.9%
Church & Dwight Co. Inc.	32,246	2,707,697
Energizer Holdings Inc.	23,533	3,334,391
Kimberly-Clark Corp.	48,800	5,312,368
Procter & Gamble Co.	69,596	5,455,630
Total Household Products		16,810,086
Tobacco — 0.6%
Altria Group Inc.	69,500	3,558,400
Philip Morris International Inc.	18,274	1,518,021
Total Tobacco		5,076,421
Total Consumer Staples		76,847,642
Energy — 7.4%
Energy Equipment & Services — 1.7%
Baker Hughes Inc.	33,352	2,149,870
Cameron International Corp.	90,980	4,670,004	*
Ensco PLC, Class A Shares	28,600	672,100

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2015

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Energy Equipment & Services — continued
Halliburton Co.	69,900	$3,173,460
Noble Corp. PLC	152,431	2,553,219
Schlumberger Ltd.	22,000	1,996,940
Total Energy Equipment & Services		15,215,593
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	44,940	4,628,820
ConocoPhillips	43,400	2,763,712
Energen Corp.	46,359	3,208,043
EOG Resources Inc.	45,912	4,071,935
EP Energy Corp., Class A Shares	139,294	1,831,716	*
EQT Corp.	21,000	1,786,470
Exxon Mobil Corp.	138,913	11,835,387
Marathon Petroleum Corp.	60,819	6,292,334
Phillips 66	20,216	1,599,490
QEP Resources Inc.	111,667	2,102,690
Tesoro Corp.	31,804	2,814,654
Valero Energy Corp.	119,099	7,055,425
WPX Energy Inc.	138,972	1,791,349	*
Total Oil, Gas & Consumable Fuels		51,782,025
Total Energy		66,997,618
Financials — 13.5%
Banks — 5.3%
Bank of America Corp.	439,790	7,256,535
Citigroup Inc.	129,430	6,999,574
Fifth Third Bancorp	85,600	1,732,544
JPMorgan Chase & Co.	159,555	10,495,528
Regions Financial Corp.	522,361	5,270,623
SunTrust Banks Inc.	96,396	4,114,181
U.S. Bancorp	62,600	2,698,686
Wells Fargo & Co.	157,034	8,787,623
Total Banks		47,355,294
Capital Markets — 1.4%
Ameriprise Financial Inc.	51,963	6,474,070
BlackRock Inc.	4,300	1,572,854
Goldman Sachs Group Inc.	20,370	4,200,090
Total Capital Markets		12,247,014
Consumer Finance — 1.1%
American Express Co.	20,811	1,659,053

See Notes to Financial Statements.

6	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Consumer Finance — continued
Discover Financial Services	138,977	$8,098,190
Total Consumer Finance		9,757,243
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B Shares	26,607	3,804,801	*
Principal Financial Group Inc.	80,580	4,165,180
Total Diversified Financial Services		7,969,981
Insurance — 3.0%
Allstate Corp.	73,100	4,921,092
American International Group Inc.	140,152	8,214,309
Assured Guaranty Ltd.	101,700	2,907,603
FNF Group	74,700	2,835,612
PartnerRe Ltd.	26,500	3,482,895
Travelers Cos. Inc.	49,600	5,015,552
Total Insurance		27,377,063
Real Estate Investment Trusts (REITs) — 1.1%
Camden Property Trust	25,700	1,926,986
Equity Lifestyle Properties Inc.	41,780	2,289,126
HCP Inc.	44,000	1,703,680
Ventas Inc.	63,200	4,204,064
Total Real Estate Investment Trusts (REITs)		10,123,856
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A Shares	104,866	4,010,076	*
Realogy Holdings Corp.	57,408	2,695,305	*
Total Real Estate Management & Development		6,705,381
Total Financials		121,535,832
Health Care — 15.3%
Biotechnology — 5.2%
Alexion Pharmaceuticals Inc.	23,640	3,873,178	*
Amgen Inc.	55,359	8,650,398
Biogen Inc.	19,068	7,569,805	*
Celgene Corp.	51,200	5,859,328	*
Gilead Sciences Inc.	102,793	11,540,570	*
Medivation Inc.	41,686	5,504,636	*
Regeneron Pharmaceuticals Inc.	8,686	4,452,096	*
Total Biotechnology		47,450,011
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	36,600	1,778,760
Align Technology Inc.	59,133	3,587,599	*

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2015

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp.	27,359	$3,576,369	*
Medtronic PLC	35,400	2,701,728
Total Health Care Equipment & Supplies		11,644,456
Health Care Providers & Services — 4.1%
Aetna Inc.	44,648	5,267,124
Cardinal Health Inc.	70,780	6,240,673
CIGNA Corp.	46,500	6,548,595
Express Scripts Holding Co.	73,041	6,364,793	*
McKesson Corp.	27,347	6,487,529
UnitedHealth Group Inc.	52,740	6,339,875
Total Health Care Providers & Services		37,248,589
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International Inc.	34,323	2,482,926	*
Pharmaceuticals — 4.4%
AbbVie Inc.	136,849	9,112,775
Actavis PLC	11,605	3,560,530	*
Eli Lilly & Co.	29,680	2,341,752
Johnson & Johnson	75,775	7,588,108
Merck & Co. Inc.	42,994	2,617,905
Mylan NV	32,651	2,371,442	*
Pfizer Inc.	228,941	7,955,700
Zoetis Inc.	77,334	3,848,913
Total Pharmaceuticals		39,397,125
Total Health Care		138,223,107
Industrials — 10.8%
Aerospace & Defense — 4.0%
Boeing Co.	77,015	10,822,148
General Dynamics Corp.	46,188	6,473,710
Honeywell International Inc.	59,230	6,171,766
L-3 Communications Holdings Inc.	39,092	4,605,429
Northrop Grumman Corp.	47,213	7,515,365
Total Aerospace & Defense		35,588,418
Airlines — 1.6%
Copa Holdings SA, Class A Shares	14,800	1,262,292
Delta Air Lines Inc.	162,553	6,976,775
Southwest Airlines Co.	172,227	6,381,010
Total Airlines		14,620,077

See Notes to Financial Statements.

8	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Commercial Services & Supplies — 0.5%
Tyco International PLC	102,475	$4,135,891
Industrial Conglomerates — 1.9%
General Electric Co.	306,720	8,364,255
United Technologies Corp.	76,614	8,976,862
Total Industrial Conglomerates		17,341,117
Machinery — 1.9%
Cummins Inc.	22,283	3,020,461
Illinois Tool Works Inc.	52,000	4,879,160
Ingersoll-Rand PLC	49,154	3,380,812
Parker Hannifin Corp.	30,113	3,626,508
Trinity Industries Inc.	85,506	2,564,325
Total Machinery		17,471,266
Road & Rail — 0.9%
Union Pacific Corp.	81,800	8,254,438
Total Industrials		97,411,207
Information Technology — 18.6%
Communications Equipment — 3.0%
Brocade Communications Systems Inc.	321,500	3,975,348
Cisco Systems Inc.	441,046	12,927,058
Juniper Networks Inc.	169,576	4,714,213
QUALCOMM Inc.	73,362	5,111,864
Total Communications Equipment		26,728,483
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics Inc.	57,268	3,481,322	*
Avnet Inc.	82,729	3,640,903
Total Electronic Equipment, Instruments & Components		7,122,225
Internet Software & Services — 1.7%
eBay Inc.	39,900	2,448,264	*
Facebook Inc., Class A Shares	96,339	7,629,085	*
Google Inc., Class A Shares	5,200	2,835,664	*
Google Inc., Class C Shares	5,214	2,774,422	*
Total Internet Software & Services		15,687,435
IT Services — 2.0%
MasterCard Inc., Class A Shares	80,000	7,380,800
Visa Inc., Class A Shares	98,200	6,744,376
Xerox Corp.	371,544	4,243,032
Total IT Services		18,368,208

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2015

QS Batterymarch U.S. Large Cap Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials Inc.	191,333	$3,851,533
First Solar Inc.	37,700	1,874,067	*
Intel Corp.	296,973	10,233,689
Marvell Technology Group Ltd.	308,203	4,311,760
Micron Technology Inc.	252,612	7,055,453	*
Skyworks Solutions Inc.	44,124	4,825,401
Texas Instruments Inc.	113,140	6,326,789
Total Semiconductors & Semiconductor Equipment		38,478,692
Software — 1.9%
Microsoft Corp.	211,350	9,903,861
Oracle Corp.	132,329	5,754,988
Red Hat Inc.	25,520	1,971,931	*
Total Software		17,630,780
Technology Hardware, Storage & Peripherals — 4.9%
Apple Inc.	286,182	37,283,791
International Business Machines Corp.	11,731	1,990,164
Western Digital Corp.	46,500	4,527,240
Total Technology Hardware, Storage & Peripherals		43,801,195
Total Information Technology		167,817,018
Materials — 4.0%
Chemicals — 1.0%
Ashland Inc.	22,365	2,849,301
Huntsman Corp.	136,600	3,065,304
PPG Industries Inc.	15,756	3,606,391
Total Chemicals		9,520,996
Containers & Packaging — 1.2%
Avery Dennison Corp.	62,500	3,869,375
Packaging Corp. of America	48,517	3,356,406
Rock-Tenn Co., Class A Shares	56,600	3,686,924
Total Containers & Packaging		10,912,705
Metals & Mining — 1.1%
Alcoa Inc.	345,190	4,314,875
Steel Dynamics Inc.	85,100	1,856,031
United States Steel Corp.	143,615	3,504,206
Total Metals & Mining		9,675,112
Paper & Forest Products — 0.7%
International Paper Co.	118,110	6,121,641
Total Materials		36,230,454

See Notes to Financial Statements.

10	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

QS Batterymarch U.S. Large Cap Equity Fund

Security		Shares	Value
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
AT&T Inc.		63,756	$2,202,132
Verizon Communications Inc.		93,567	4,625,953
Total Telecommunication Services			6,828,085
Utilities — 2.4%
Electric Utilities — 1.4%
American Electric Power Co. Inc.		80,829	4,549,864
Edison International		92,202	5,606,804
NextEra Energy Inc.		20,768	2,125,397
Total Electric Utilities			12,282,065
Multi-Utilities — 0.7%
CMS Energy Corp.		99,000	3,379,860
Wisconsin Energy Corp.		63,300	3,056,124
Total Multi-Utilities			6,435,984
Water Utilities — 0.3%
Aqua America Inc.		116,200	3,058,384
Total Utilities			21,776,433
Total Investments before Short-Term Investments (Cost — $635,987,880)			876,568,796

	Rate
Short-Term Investments — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $26,851,890)	0.097%	26,851,890	26,851,890
Total Investments — 100.2% (Cost — $662,839,770#)			903,420,686
Liabilities in Excess of Other Assets — (0.2)%			(1,815,356)
Total Net Assets — 100.0%			$901,605,330

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2015

Assets:
Investments, at value (Cost — $662,839,770)	$903,420,686
Receivable for securities sold	1,655,037
Dividends and interest receivable	1,381,365
Receivable for Fund shares sold	202,712
Prepaid expenses	43,829
Total Assets	906,703,629

Liabilities:
Payable for securities purchased	4,347,705
Investment management fee payable	538,971
Payable for Fund shares repurchased	133,767
Trustees’ fees payable	2,744
Service and/or distribution fees payable	167
Accrued expenses	74,945
Total Liabilities	5,098,299
Total Net Assets	$901,605,330

Net Assets:
Par value (Note 7)	$518
Paid-in capital in excess of par value	630,411,262
Undistributed net investment income	3,029,891
Accumulated net realized gain on investments	27,582,743
Net unrealized appreciation on investments	240,580,916
Total Net Assets	$901,605,330

Shares Outstanding:
Class FI	33,317
Class I	13,468
Class IS	51,792,439

Net Asset Value:
Class FI (and redemption price)	$17.40
Class I (and redemption price)	$17.39
Class IS (and redemption price)	$17.39

See Notes to Financial Statements.

12	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2015

Investment Income:
Dividends	$6,491,025
Interest	6,220
Less: Foreign taxes withheld	(92)
Total Investment Income	6,497,153

Expenses:
Investment management fee (Note 2)	2,899,808
Fund accounting fees	35,864
Trustees’ fees	24,847
Registration fees	21,048
Audit and tax fees	18,966
Legal fees	14,813
Shareholder reports	8,922
Insurance	6,184
Transfer agent fees (Note 5)	2,406
Custody fees	1,746
Service and/or distribution fees (Notes 2 and 5)	1,498
Miscellaneous expenses	4,318
Total Expenses	3,040,420
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(867)
Net Expenses	3,039,553
Net Investment Income	3,457,600

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	28,096,588
Change in Net Unrealized Appreciation (Depreciation) From Investments	(10,636,929)
Net Gain on Investments	17,459,659
Increase in Net Assets from Operations	$20,917,259

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2015 (unaudited) and the Year Ended November 30, 2014	2015	2014

Operations:
Net investment income	$3,457,600	$7,028,112
Net realized gain	28,096,588	28,494,439
Change in net unrealized appreciation (depreciation)	(10,636,929)	82,858,659
Increase in Net Assets from Operations	20,917,259	118,381,210

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,500,041)	(5,500,062)
Net realized gains	(28,378,036)	(14,453,601)
Decrease in Net Assets from Distributions to Shareholders	(34,878,077)	(19,953,663)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	186,976,177	98,821,055
Reinvestment of distributions	34,878,077	19,953,663
Cost of shares repurchased	(77,833,473)	(95,230,534)
Increase in Net Assets from Fund Share Transactions	144,020,781	23,544,184
Increase in Net Assets	130,059,963	121,971,731

Net Assets:
Beginning of period	771,545,367	649,573,636
End of period*	$901,605,330	$771,545,367
*Includes undistributed net investment income of:	$3,029,891	$6,072,332

See Notes to Financial Statements.

14	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.75	$15.55	$12.08	$10.46	$9.93	$9.04

Income from operations:
Net investment income	0.05	0.12	0.14	0.11	0.11	0.10
Net realized and unrealized gain	0.37	2.53	3.45	1.65	0.52	0.87
Total income from operations	0.42	2.65	3.59	1.76	0.63	0.97

Less distributions from:
Net investment income	(0.11)	(0.10)	(0.12)	(0.14)	(0.10)	(0.08)
Net realized gains	(0.66)	(0.35)	—	—	—	—
Total distributions	(0.77)	(0.45)	(0.12)	(0.14)	(0.10)	(0.08)

Net asset value, end of period	$17.40	$17.75	$15.55	$12.08	$10.46	$9.93
Total return[3]	2.63%	17.55%	30.03%	17.06%	6.39%[4]	10.73%

Net assets, end of period (000s)	$580	$1,335	$1,076	$775	$1,383	$845

Ratios to average net assets:
Gross expenses	1.19%[5]	1.43%	1.32%	1.65%	1.24%	1.30%
Net expenses[6,7]	1.05 [5]	1.05	1.05	1.05	1.05	1.05
Net investment income	0.58 [5]	0.74	0.99	0.96	1.02	1.08

Portfolio turnover rate	15%	24%	37%	43%	64%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of year	$17.31	$10.45	$9.92	$9.06	$7.51	$11.40

Income (loss) from operations:
Net investment income	0.14	0.15	0.13	0.11	0.11	0.08
Net realized and unrealized gain (loss)	(0.06)	1.64	0.53	0.85	1.50	(3.97)
Total income (loss) from operations	0.08	1.79	0.66	0.96	1.61	(3.89)

Less distributions from:
Net investment income	—	(0.17)	(0.13)	(0.10)	(0.06)	—
Total distributions	—	(0.17)	(0.13)	(0.10)	(0.06)	—

Net asset value, end of year	$17.39	$12.07	$10.45	$9.92	$9.06	$7.51
Total return[4]	0.46%	17.37%	6.68%[5]	10.66%	21.56%	(34.12)%

Net assets, end of year (000s)	$234	$53	$45	$24	$101	$66

Ratios to average net assets:
Gross expenses	0.79%[6]	1.03%	1.07%	1.16%	2.13%	4.12%[6]
Net expenses[7]	0.79 [6]	0.80 [8]	0.80 [8]	0.80 [8]	0.80 [8]	0.80 [6,8]
Net investment income	1.42 [6]	1.28	1.28	1.20	1.37	1.40 [6]

Portfolio turnover rate	15%[9]	43%	64%	62%	86%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 1, 2015 (re-inception date) to May 31, 2015 (unaudited). Class I shares had previously liquidated on May 28, 2013 and resumed operations on May 1, 2015 upon shareholder investment.

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the six months ended May 31, 2015.

See Notes to Financial Statements.

16	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.75	$15.54	$12.10	$10.48	$9.95	$9.06

Income from operations:
Net investment income	0.08	0.16	0.17	0.15	0.13	0.12
Net realized and unrealized gain	0.37	2.53	3.44	1.64	0.53	0.87
Total income from operations	0.45	2.69	3.61	1.79	0.66	0.99

Less distributions from:
Net investment income	(0.15)	(0.13)	(0.17)	(0.17)	(0.13)	(0.10)
Net realized gains	(0.66)	(0.35)	—	—	—	—
Total distributions	(0.81)	(0.48)	(0.17)	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$17.39	$17.75	$15.54	$12.10	$10.48	$9.95
Total return[3]	2.80%	17.88%	30.28%	17.32%	6.66%[4]	10.99%

Net assets, end of period (000s)	$900,756	$770,211	$648,498	$416,669	$363,532	$527,612

Ratios to average net assets:
Gross expenses	0.79%[5]	0.79%	0.80%	0.81%	0.81%	0.80%
Net expenses[6]	0.79 [5]	0.79	0.80 [7]	0.80 [7]	0.80 [7]	0.79 [7]
Net investment income	0.89 [5]	1.00	1.24	1.28	1.20	1.28

Portfolio turnover rate	15%	24%	37%	43%	64%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

18	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$876,568,796	—	—	$876,568,796
Short-term investments†	26,851,890	—	—	26,851,890
Total investments	$903,420,686	—	—	$903,420,686

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

20	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) is the Fund’s investment adviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

22	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.80%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended May 31, 2015, fees waived and/or expenses reimbursed amounted to $867.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2015, Legg Mason and its affiliates owned 59% of the Fund.

3. Investments

During the six months ended May 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$218,193,525
Sales	118,062,330

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$249,681,993
Gross unrealized depreciation	(9,101,077)
Net unrealized appreciation	$240,580,916

4. Derivative instruments and hedging activities

During the six months ended May 31, 2015, the Fund did not invest in any derivative instruments.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$1,498	$1,001
Class I1	—	1
Class IS	—	1,404
Total	$1,498	$2,406

[1]	For the period May 1, 2015 (re-inception date) to May 31, 2015.

For the six months ended May 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$867
Class I1	—
Class IS	—
Total	$867

[1]	For the period May 1, 2015 (re-inception date) to May 31, 2015.

6. Distributions to shareholders by class

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Net Investment Income:
Class FI	$8,633	$6,874
Class I1	—	—
Class IS	6,491,408	5,493,188
Total	$6,500,041	$5,500,062

Net Realized Gains:
Class FI	$49,961	$23,907
Class I1	—	—
Class IS	28,328,075	14,429,694
Total	$28,378,036	$14,453,601

[1]	For the period May 1, 2015 (re-inception date) to May 31, 2015.

7. Shares of beneficial interest

At May 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

24	QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
	Shares	Amount	Shares	Amount
Class FI
Shares sold	56	$938	11,359	$181,516
Shares issued on reinvestment	3,532	58,594	2,065	30,781
Shares repurchased	(45,461)	(778,814)	(7,418)	(120,335)
Net increase (decrease)	(41,873)	$(719,282)	6,006	$91,962

Class I1
Shares sold	13,468	$233,523	—	—
Net increase	13,468	$233,523	—	—

Class IS
Shares sold	10,790,093	$186,741,716	6,172,338	$98,639,539
Shares issued on reinvestment	2,102,626	34,819,483	1,338,903	19,922,882
Shares repurchased	(4,481,928)	(77,054,659)	(5,850,900)	(95,110,199)
Net increase	8,410,791	$144,506,540	1,660,341	$23,452,222

[1]	For the period May 1, 2015 (re-inception date) to May 31, 2015.

QS Batterymarch U.S. Large Cap Equity Fund 2015 Semi-Annual Report	25

QS Batterymarch

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust*

President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Batterymarch U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Batterymarch U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/15 SR15-2522

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2015